Consolidated Balance Sheets (Parenthetical)(EUR (€)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary share capital, par value	€ 0.01	€ 0.01
Ordinary share capital, shares authorized	250,000,000	250,000,000
Ordinary share capital, shares issued	149,232,426	149,232,426
Ordinary share capital, shares outstanding	149,232,426	149,232,426
Treasury stock, shares	9,332,982